Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash-in-transit	€ 32,133		€ 31,316
Bank balances (including processor bank balances)	323,659		210,607
Total cash and cash and cash equivalents available for corporate use	355,792		241,923
Cash held for regulatory purposes	17,090		0
Cash and cash equivalents	€ 372,882	[1]	€ 241,923	[1]	€ 254,778		€ 293,798

[1]	Cash and cash equivalents at the year end includes unrestricted cash held for corporate purposes of €355.8 million and monies held for regulatory purposes of €17.1 million.